Important Notice Regarding Change in
ETF Creation Unit Size

GLOBAL X FUNDS
Global X GF China Bond ETF (the “Fund”)

Supplement dated March 5, 2015, to the Summary Prospectus,
Statutory Prospectus and Statement of Additional Information (“SAI”)
for the Fund, each dated March 1, 2015.

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Statutory Prospectus and SAI for the Fund.

Effective March 11, 2015, the number of shares per Creation Unit for the Fund will change from 25,000 to 50,000. Any reference in the Summary Prospectus, Statutory Prospectus, or SAI to the size of the Fund’s Creation Units is hereby changed from 25,000 to 50,000.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE